Note 18 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Note 18 - Subsequent Events

Note 18 - Subsequent Events

Subsequent events have been evaluated through November 14, 2025, which is the date these condensed consolidated financial statements were available for issuance. The Company is not aware of any subsequent events that would require recognition or disclosure in the condensed consolidated financial statements except for the event discussed below.

Reverse Stock Split

On August 7, 2025, the Board of Directors approved a reverse stock split of the Company’s issued and outstanding common stock at a ratio of not less than 1-for-2 and not greater than 1-for-100, subject to receipt of a market effective date from FINRA. The Company has yet to file the documentation for this reverse stock split with the State of Nevada but has initiated the process with FINRA. The reverse stock split will not be effective until FINRA provides a market effective date. On November 6, 2025, the Board of Directors and the majority shareholders of Stewards, Inc. approved the abandonment of the previously authorized reverse stock split, originally approved on August 7, 2025, which had provided for a potential split ratio between 1-for-2 and 1-for-100. The Board determined that proceeding with the reverse split was no longer in the best interest of the Company or its shareholders.

Share Exchange Agreement on Block 40 LLC’s Class B Preferred Units

The Company has entered into a Share Exchange Agreement dated September 30, 2025 with certain noncontrolling shareholders of Block 40 (the “Investors”) to exchange the Class B preferred units in Block 40 LLC for the Company’s common stock.

Note Payable

On September 23, 2025, the Company entered into a revolving promissory note agreement with an investor for $1,000,000, promissory note bears interest at 15% per annum. This amount has been received on October 3, 2025.

Second Amendment to Business Commission Agreement

On October 30, 2025, the Company executed a Second Amendment to the Business Commission Agreement with Robinpaws LLC. The Second Amendment replaces and terminates all prior compensation terms under the original agreement and the first amendment and establishes a fixed compensation package consisting of:

•	A lump-sum cash payment of $460,000, payable in three monthly installments beginning January 1, 2026 through March 31,2026 ($200,000, $200,000, and $60,000); and

•	The issuance of 2,125,000 shares of the Company’s common stock to Robinpaws LLC within thirty (30) days of the amendment’s effective date.

Securities Purchase Agreement and Pre-Funded Warrants

On November 3, 2025, the Company, doing business as Stewards Inc., entered into a Securities Purchase Agreement (the “Agreement”) with Dolomite Foundation, a Cayman Islands foundation acting for itself and on behalf of its syndicate of investors (the “Dolomite Syndicate”). Pursuant to the Agreement, the Company agreed to issue pre-funded warrants to purchase up to 2,450,980 shares of its common stock. The economic value per warrant share is $4.08, based on the 30-trading-day volume-weighted average price (VWAP) of the Company’s common stock for the period from September 19, 2025 to October 30, 2025. The actual exercise price of the prefunded warrants is .0001 per share, with substantially all consideration delivered upfront via $DOLO tokens as in-kind payment. The transaction provides for an aggregate investment amount of $10,000,000, payable in $DOLO tokens as in-kind consideration. The warrants are structured in ten equal tranches of $1,000,000 each, becoming exercisable upon achievement of specified $DOLO 30-day VWAP milestones. Tokens are held in a jointly controlled multi-signature wallet on the Arbitrum One blockchain, requiring a three-of-four authorization threshold (two company signatories and two investor signatories) for any release. Shares issued upon exercise of the warrants will be subject to a 12-month lock-up period, and all unissued tranches are subject to cancellation in the event that $DOLO’s 30-day VWAP falls below $0.01. The structure is designed to align the Company’s digital-asset exposure with Dolomite’s platform development milestones while minimizing immediate dilution and supporting the Company’s longer-term liquidity and capital-efficiency objectives. Proceeds of the transaction are intended to support continued growth of the Private Credit and Real Estate segments and the controlled implementation of the Company’s digital-asset strategy.

INDEPENDENT AUDITOR'S REPORT

Block 40, LLC Hollywood, Florida

Opinion

We have audited the accompanying consolidated financial statements of Block 40, LLC and Subsidiary, which comprise the consolidated balance sheet as of December 31, 2023, and the related consolidated statements of operations, changes in members' equity and cash flows for the year then ended, and the related notes to the consolidated financial statements.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Block 40, LLC and Subsidiary as of December 31, 2023, and the results of their operations and their cash flows for the year then ended in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of Block 40, LLC and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about Block 40, LLC ’s ability to continue as a going concern within one year after the date that the consolidated financial statements are available to be issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with generally accepted auditing standards will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on these consolidated financial statements.

In performing an audit in accordance with generally accepted auditing standards, we:

·         Exercise professional judgment and maintain professional skepticism throughout the audit.

·         Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.

·         Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Block 40, LLC ’s internal control. Accordingly, no such opinion is expressed.

·         Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

·         Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about Block 40, LLC ’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Kaufman, Rossin & Co., P.A.

June 20, 2024

Miami, Florida

BLOCK 40, LLC AND SUBSIDIARY

CONSOLIDATED BALANCE SHEET
DECEMBER 31, 2023

ASSETS
RENTAL PROPERTY, NET	$126,799,897
CASH	1,649,982
RESTRICTED CASH	1,082,969
TENANT RECEIVABLES, NET	53,043
ADVANCES TO AFFILIATES	175,466
PREPAID EXPENSES AND OTHER ASSETS	795,508
FAIR VALUE OF INTEREST RATE CAP	1,249,025
$131,805,890
LIABILITIES AND MEMBERS' EQUITY
NOTE PAYABLE, NET	$81,224,635
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3,616,850
UNEARNED RENT	105,717
TENANT SECURITY DEPOSITS	360,623
COMMITMENTS AND CONTINGENCIES
MEMBERS' EQUITY	46,498,065
$131,805,890

See accompanying notes.

BLOCK 40, LLC AND SUBSIDIARY

CONSOLIDATED STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2023

REVENUE
Residential rental	$8,264,168
Commercial rental and tenant expense recovery	110,580
Other operating income	1,254,426
Total revenue	9,629,174
OPERATING EXPENSES
Depreciation	7,018,047
Management and other fees	1,722,315
General and administrative	2,167,052
Insurance and property taxes	1,529,257
Common area maintenance	1,517,864
Utilities	790,016
Advertising and promotion	324,588
Professional fees	213,184
Bad debt expense	65,133
Total operating expenses	15,347,456
LOSS FROM OPERATIONS	(5,718,282)
OTHER INCOME (EXPENSE)
Preferred return dividends - HCC	(1,800,000)
Interest and financing fees	(5,634,603)
Change in fair value of interest rate cap	(1,735,746)
Loan guarantee fees	(1,260,000)
Total other income (expense)	(10,430,349)
NET LOSS	$(16,148,631)

See accompanying notes.

BLOCK 40, LLC AND SUBSIDIARY

CONSOLIDATED STATEMENT OF CHANGES IN MEMBERS' EQUITY YEAR ENDED DECEMBER 31, 2023

	HCC priority interest	Class B Preferred Units (EB-5 investors, 156 units authorized, 78 issued and outstanding	Subscription Receivable	Class A Members	Accumulated Deficit	Total
Members' equity as of December 31, 2022	$26,900,000	$40,100,707	$(1,444,170)	$6,436,893	$(11,882,784)	$60,110,646
Class B Units issued	—	3,200,000	(663,950)	—	—	2,536,050
Net loss	—	—	—	—	(16,148,631)	(16,148,631)
Members' equity as of December 31, 2023	$26,900,000	$43,300,707	$(2,108,120)	$6,436,893	$(28,031,415)	$46,498,065

See accompanying notes.

BLOCK 40, LLC AND SUBSIDIARY

CONSOLIDATED STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2023

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(16,148,631)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	7,018,047
Bad debt expense	65,133
Change in fair value of interest rate cap	1,735,746
Amortization of debt issuance costs	1,314,503
Changes in operating assets and liabilities:
Tenant receivables	(67,607)
Prepaid expenses and other assets	(131,142)
Accounts payable and accrued liabilities	2,117,996
Unearned rent	2,304
Tenant security deposits	(16,689)
Total adjustments	12,038,291
Net cash used in operating activities	(4,110,340)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(1,024,677)
Advances to affiliates	(120,615)
Net cash used in investing activities	(1,325,292)
CASH FLOWS FROM FINANCING ACTIVITIES:
Class B Unit proceeds	2,536,050
NET CHANGE IN CASH AND RESTRICTED CASH	(2,899,582)
CASH AND RESTRICTED CASH - BEGINNING	5,632,533
CASH AND RESTRICTED CASH - ENDING	$2,732,951
Supplemental Disclosure of Cash Flow Information:
Interest paid	$6,360,026
Income taxes paid	$—
Reconciliation of Cash and Restricted Cash as reported within the Consolidated Balance Sheet to the amounts in the Consolidated Statement of Cash Flows:
Cash	$1,649,982
Restricted cash	1,082,969
Total cash and restricted cash shown in the consolidated statement of cash flows	$2,732,951

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS

Note 16– Subsequent Events

Subsequent events have been evaluated through April 15, 2025, which is the date these Consolidated Financial Statements were available for issuance. Except for the events noted below, we are not aware of any subsequent events that would require recognition or disclosure in the Consolidated Financial Statements.

On February 12, 2025, the Company’s Board approved the following in line with the letter of engagement signed with D Boral Capital LLC regarding the Company’s underwritten offering. To offer and sell (i) $15,000,000 in shares of common stock or more depending on the outcome once underwritten, (ii) an overallotment of 15% of the offering in shares of common stock at the option of Boral Securities (the “Option Shares”), and (iii) the Corporation is authorized to file a resale prospectus for the selling shareholders of the Corporation that participated in the bridge financing and signed registration rights agreements.

On February 28, 2025 the Company issued Robinpaws LLC 2,000,000 shares of common stock in line with the business purchase agreement for Simplified Companies acquisition.

STEWARDS, INC. (FORMERLY FAVO CAPITAL, INC.)

CONDENSED CONSOLIDATED BALANCE SHEETS

(Unaudited)

	September 30,	December 31,
	2025	2024
	(Unaudited)	(Audited)
ASSETS

CURRENT ASSETS
Cash, cash equivalents	$1,918,454	$2,751,386
Restricted cash	4,311,002	—
Advance receivables (net of provision for credit losses of $19,867,174 and $19,034,976 as of September 30, 2025 and December 31, 2024, respectively)	11,011,351	14,542,518
Prepaid expense	512,807	—
Other current assets	620,013	109,753
Due from related parties	45,263	41,307
Total current assets	18,418,890	17,444,964

Fixed assets, net	177,852,867	143,806
Intangible assets, net	3,919,717	705,000
Goodwill	1,219,134	1,219,134
Operating lease right-of-use asset	250,320	352,262
Other assets	66,845	371

TOTAL ASSETS	$201,727,773	$19,865,537

LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ DEFICIT

CURRENT LIABILITIES
Accounts payable and accrued liabilities	$6,314,747	$1,528,228
Syndicate payable	4,959,921	5,284,505
Due to related parties - current	1,600,000	1,600,000
Deferred consideration - current	213,827	207,721
Other current liabilities	281,567	—
Operating lease liabilities - current	148,839	146,280
Total current liabilities	13,518,901	8,766,734

Operating lease liabilities	105,919	203,369
Due to related parties	—	1,600,000
Other non-current liabilities	338,586	—
Deferred consideration	227,215	351,172
Long-term debt	73,625,000	—
Notes payable, net	36,400,527	32,229,267
Total liabilities	124,216,148	43,150,542

Commitments and contingencies (Note 12)

MEZZANINE EQUITY
Redeemable noncontrolling interest	14,435,532	—

STOCKHOLDERS’ EQUITY (DEFICIT)
Series A preferred stock, par value $0.0001 per share; 71,250,000 and 81,250,000 shares authorized; 64,220,000 and 37,020,000 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	6,422	3,702
Series B preferred stock, par value $0.0001 per share; 10,000,000 shares authorized; 10,000,000 and 0 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	1,000	—
Series C preferred stock, par value $0.0001 per share; 18,750,000 shares authorized; 0 and 18,750,000 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	—	1,875
Common stock, par value $0.0001 per share; 500,000,000 shares authorized; 190,104,140 and 97,479,734 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	19,011	9,748
Paid-in capital	75,958,090	14,315,979
Stock subscription receivable	(833,324)	(1,770,827)
Accumulated deficit	(51,228,402)	(35,848,153)
Accumulated other comprehensive income	5,151	2,671
Non controlling interest	39,148,145	—
Total stockholders’ equity (deficit)	63,076,093	(23,285,005)

TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY (DEFICIT)	$201,727,773	$19,865,537

The accompanying notes are an integral part of these condensed consolidated financial statements.

STEWARDS, INC. (FORMERLY FAVO CAPITAL, INC.)

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS

(Unaudited)

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

Revenues:
Income, financing and brokerage	$3,021,874	$3,113,693	$9,702,278	$9,566,571
Income from rental property	2,311,855	—	2,311,855	—
Total revenues	5,333,729	3,113,693	12,014,133	9,566,571

Cost of revenue, financing and brokerage	700,901	602,641	2,077,306	1,727,626

Gross profit	4,632,828	2,511,052	9,936,827	7,838,945

Operating expenses:
General and administrative expenses	7,134,472	1,916,196	11,315,716	5,571,086
Provision for credit losses	491,918	543,902	1,539,292	3,106,144
Professional fees	717,538	610,057	2,044,950	1,757,637
Total operating expenses	8,343,928	3,070,155	14,899,958	10,434,867

Loss from operations	(3,711,100)	(559,103)	(4,963,131)	(2,595,922)

Other income (expense):
Interest expense	(2,715,575)	(1,251,370)	(5,498,192)	(3,379,040)
Loss on write down of investment	—	(232)	—	(1,917)
Other losses	(79,616)	(7,602)	(27,494)	(19,756)
Total other income (expense):	(2,795,191)	(1,259,204)	(5,525,686)	(3,400,713)

Net loss before income taxes	(6,506,291)	(1,818,307)	(10,488,817)	(5,996,635)

Income tax provision	(11,084)	—	(11,084)	—

Net loss	$(6,517,375)	$(1,818,307)	$(10,499,901)	$(5,996,635)

Net income attributable to noncontrolling interest	(472,307)	—	(472,307)	—
Net income attributable to redeemable noncontrolling interest	(96,482)	—	(96,482)	—
Net loss attributable to Stewards, Inc.	$(7,086,164)	$(1,818,307)	$(11,068,690)	$(5,996,635)

Amounts attributable to Stewards, Inc.:
Net loss	(7,086,164)	(1,818,307)	(11,068,690)	(5,996,635)
Deemed dividend from conversion of preferred stock	(3,700,000)	—	(3,700,000)	—
Dividend on preferred stock	(262,347)	(108,825)	(611,559)	(323,771)

Net loss applicable to common stockholders	$(11,048,511)	$(1,927,132)	$(15,380,249)	$(6,320,406)

Net loss per common share - basic and diluted	$(0.06)	$(0.02)	$(0.12)	$(0.07)

Weighted-average common shares outstanding - basic and diluted	183,789,802	93,279,734	132,552,248	91,789,844

Comprehensive loss:
Net loss	$(6,517,375)	$(1,818,307)	$(10,499,901)	$(5,996,635)
Unrealized gain (loss) on foreign currency translation	—	(580)	2,480	(1,033)

Total comprehensive loss	$(6,517,375)	$(1,818,887)	$(10,497,421)	$(5,997,668)

The accompanying notes are an integral part of these condensed consolidated financial statements.

STEWARDS, INC. (FORMERLY FAVO CAPITAL, INC.)

CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY (DEFICIT)

(Unaudited)

	Mezzanine Equity	Stockholders' Equity (Deficit)

		Series A Preferred Stock		Series B Preferred Stock		Series C Preferred Stock		Common Stock
	Redeemable Noncontrolling Interest	Number of Shares	Par Value	Number of Shares	Par Value	Number of Shares	Par Value	Number of Shares	Par Value	Paid-In Capital	Stock Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Income	Non Controlling Interest	Total Stockholders’ Equity (Deficit)
Balances as at December 31, 2024	$—	37,020,000	$3,702	—	—	18,750,000	$1,875	97,479,734	$9,748	$14,315,979	$(1,770,827)	$(35,848,153)	$2,671	$—	$(23,285,005)
Common stock issued for Simplified Companies acquisition	—	—	—	—	—	—	—	2,000,000	200	(200)	—	—	—	—	—
Issuance of common stock for stock subscription receivable	—	—	—	—	—	—	—	—	—	—	312,501	—	—	—	312,501
Series A Preferred Stock cash dividend	—	—	—	—	—	—	—	—	—	—	—	(138,825)	—	—	(138,825)
Net loss	—	—	—	—	—	—	—	—	—	—	—	(1,773,330)	2,480	—	(1,770,850)
Balances as at March 31, 2025	$—	37,020,000	$3,702	—	$—	18,750,000	$1,875	99,479,734	$9,948	$14,315,779	$(1,458,326)	$(37,760,308)	$5,151	$—	$(24,882,179)
Conversion of Series C preferred stock to common stock	—	—	—	—	—	(18,750,000)	(1,875)	18,750,000	1,875	—	—	—	—	—	—
Issuance of Series A preferred stock	—	32,000,000	3,200	—	—	—	—	—	—	7,996,800	—	—	—	—	8,000,000
Issuance of common shares for stock subscription receivable	—	—	—	—	—	—	—	—	—	—	312,501	—	—	—	312,501
Issuance of common stock and warrants related to registration rights payment arrangement	—	—	—	—	—	—	—	400,000	40	151,108	—	—	—	—	151,148
Series A Preferred Stock cash dividend	—	—	—	—	—	—	—	—	—	—	—	(210,387)	—	—	(210,387)
Net loss	—	—	—	—	—	—	—	—	—	—	—	(2,209,196)	—	—	(2,209,196)
Balances as at June 30, 2025	$—	69,020,000	$6,902	—	$—	—	$—	118,629,734	$11,863	$22,463,687	$(1,145,825)	$(40,179,891)	$5,151	$—	$(18,838,113)

Conversion of Series A to Series B preferred stock	—	(10,000,000)	(1,000)	10,000,000	1,000	—	—	—	—	3,700,000	—	$(3,700,000)	—	—	—
Issuance of Series A preferred stock	—	5,200,000	520	—	—	—	—	—	—	1,299,480	—	—	—	—	1,300,000
Issuance of common stock for stock subscription receivable	—	—	—	—	—	—	—	—	—	—	312,501	—	—	—	312,501
Issuance of common stock for Block 40 acquisition and acquired noncontrolling interest	13,239,051	—	—	—	—	—	—	69,636,906	6,964	48,042,501	—	—	—	38,675,838	86,725,303
Issuance of redeemable preferred stock to noncontrolling interest	1,100,000	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Accrued dividend on noncontrolling interest		—	—	—	—	—	—	—	—	—	—	—	—
Issuance of common stock from private offering, net of issuance costs	—	—	—	—	—	—	—	1,750,000	175	385,975	—	—	—	—	386,150
Issuance of common stock and warrants related to registration rights payment arrangement	—	—	—	—	—	—	—	87,500	9	66,446	—	—	—	—	66,455
Dividend on noncontrolling interest	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Series A Preferred Stock cash dividend	—	—	—	—	—	—	—	—	—	—	—	(262,347)			(262,347)
Net loss (income)	96,482	—	—	—	—	—	—	—	—	—	—	(7,086,164)	—	472,307	(6,613,857)

Balances as at September 30, 2025	$14,435,532	64,220,000	$6,422	10,000,000	$1,000	—	$—	190,104,140	$19,011	$75,958,090	$(833,324)	(51,228,402)	$5,151	$39,148,145	$63,076,093

	Series A Preferred Stock		Series B Preferred Stock		Series C Preferred Stock		Common Stock

	Number of Shares	Par Value	Number of Shares	Par Value	Number of Shares	Par Value	Number of Shares	Par Value	Paid-In Capital	Stock Subscription Receivable	Accumulated Deficit	Other Comprehensive Income (Loss)	Total Stockholders’ Deficit
Balances as at December 31, 2023	28,420,000	$2,842	—	—	18,750,000	$1,875	87,554,734	$8,755	$9,154,182	$(3,020,831)	$(26,726,777)	$—	$(20,579,954)
Common stock issued for Simplified Companies acquisition	—	—	—	—	—	—	1,000,000	100	249,900	—	—	—	250,000
Deferred equity consideration on Simplified Companies acquisition	—	—	—	—	—	—	—	—	740,000	—	—	—	740,000
Common stock issued for services	—	—	—	—	—	—	125,000	13	31,237	—	—	—	31,250
Issuance of common shares for stock subscription receivable	—	—	—	—	—	—	—	—	—	312,501	—	—	312,501
Series A Preferred Stock cash dividend	—	—	—	—	—	—	—	—	—	—	(106,575)	—	(106,575)
Net loss	—	—	—	—	—	—	—	—	—	—	(2,101,203)	(4,678)	(2,105,881)
Balances as at March 31, 2024	28,420,000	$2,842	—	$—	18,750,000	$1,875	88,679,734	$8,868	$10,175,319	$(2,708,330)	$(28,934,555)	$(4,678)	$(21,458,659)
Common stock issued for promissory note extension	—	—	—	—	—	—	—	—	—	—	—	—	—
Issuance of common shares for stock subscription receivable	—	—	—	—	—	—	—	—	—	312,501	—	—	312,501
Preferred Stock issuances	600,000	60	—	—	—	—	—	—	149,940	—	—	—	150,000
Series A Preferred Stock cash dividend	—	—	—	—	—	—	—	—	—	—	(108,371)	—	(108,371)
Net loss	—	—	—	—	—	—	—	—	—	—	(2,077,125)	4,225	(2,072,900)

Balances as at June 30, 2024	29,020,000	$2,902	—	$—	18,750,000	$1,875	88,679,734	$8,868	$10,325,259	$(2,395,829)	$(31,120,051)	$(453)	$(23,177,429)
Common stock issued for promissory note extension	—	—	—	—	—	—	600,000	60	149,940	—	—	—	150,000
Issuance of common shares for stock subscription receivable	—	—	—	—	—	—	—	—	—	312,501	—	—	312,501
Common stock issued for services	—	—	—	—	—	—	200,000	20	49,980	—	—	—	50,000
Series A Preferred Stock cash dividend	—	—	—	—	—	—	—	—	—	—	(108,825)	—	(108,825)
Net loss	—	—	—	—	—	—	—	—	—	—	(1,818,307)	(580)	(1,818,887)

Balances as at September 30, 2024	29,020,000	$2,902	—	$—	18,750,000	$1,875	89,479,734	$8,948	$10,525,179	$(2,083,328)	$(33,047,183)	$(1,033)	$(24,592,641)

The accompanying notes are an integral part of these condensed consolidated financial statements.

STEWARDS, INC. (FORMERLY FAVO CAPITAL, INC.)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

(Unaudited)

	Nine Months Ended
	September 30, 2025	September 30, 2024
Cash Flows From Operating Activities
Net loss	$(10,499,901)	$(5,996,635)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation	1,505,361	46,919
Amortization of intangible assets	2,022,025	146,250
Loss on sale of investments	—	1,917
Amortization of debt issuance costs	56,250	28,125
Interest expense on deferred consideration	54,646	72,678
Operating lease right-of-use asset amortization	101,942	97,192
Provision for credit losses	1,539,292	3,106,144
Issuance of common stock and warrants related to registration rights payment arrangement	217,603	—
Issuance of common stock for services	—	81,250
Amortization of stock subscription receivable	937,503	937,503
Accrued dividend on redeemable noncontrolling interest	—	—
Changes in assets and liabilities:
Advance receivables, net	5,029,324	(1,807,822)
Prepaid expenses and other current assets	131,223	(63,639)
Accounts payable and accrued liabilities	(263,515)	288,594
Syndicate payable	(324,584)	(1,632,943)
Due from related parties	(3,956)	(38,792)
Other non-current assets	(66,474)	371
Other non-current liabilities	338,586	(45,400)
Due to a related party	—	(86,437)
Operating lease liabilities	(94,891)	(95,164)
Net cash provided by (used in) operating activities	680,434	(4,959,889)

Cash Flows From Investing Activities
Purchases of property and equipment	(37,179)	(71,895)
Cash paid for acquisition of a business	—	(400,000)
Payment of deferred consideration	(172,497)	(172,497)
Cash assumed from the acquisition	690,231	—
Cash advanced under promissory note to Block 40	(5,000,000)	—
Net cash used in investing activities	(4,519,445)	(644,392)

Cash Flows From Financing Activities
Proceeds from notes payable	$4,965,010	$7,165,217
Repayment of notes payable	(850,000)	—
Payments made against promissory notes payable, related party	(1,600,000)	(600,000)
Proceeds from the issuance of Series A preferred stock	9,300,000	150,000
Repayment of long-term debt	(5,375,000)	—
Proceeds from the issuance of common stock	386,150	—
Proceeds from issuance of redeemable preferred stock to noncontrolling interest	1,100,000	—
Series A Preferred Stock cash dividend	(611,559)	(323,771)
Payments made against notes payable, related party	—	(1,500,000)
Net cash provided by financing activities	7,314,601	4,891,446

Net change in cash, cash equivalents and restricted cash	3,475,590	(712,835)

Effect of Exchange Rate Changes on Cash	2,480	(1,033)
Cash, Cash Equivalents and Restricted Cash, Beginning	2,751,386	1,147,295

Cash, Cash Equivalents and Restricted Cash, Ending	$6,229,456	$433,427

SUPPLEMENTAL DISCLOSURES OF CASH FLOW
INFORMATION
Cash paid for interest	$5,132,279	$3,173,659
Cash paid for income taxes	$—	$—

SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES
Acquisition of real estate property in exchange of common stocks, excluding cash assumed	$47,359,234	$—
Effective settlement of promissory note to Block 40 at acquisition	$5,161,000	$—
Deemed dividend from conversion of Series A to Series B preferred stock	$3,700,000	$—
Issuance of deferred equity consideration	$200	$—
Common stock issued at acquisition	$—	$250,000
Deferred equity consideration at acquisition	$—	$740,000
Other deferred consideration at acquisition	$—	$519,972
Issuance of common stock for promissory note extension	$—	$150,000

The accompanying notes are an integral part of these condensed consolidated financial statements.

STEWARDS, INC. (FORMERLY FAVO CAPITAL, INC.)

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)